Victory Income Stock Fund Investment Objectives and Goals - Victory Income Stock Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Victory Income Stock Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Victory Income Stock Fund (the “Fund”) seeks current income with the prospect of increasing dividend income and the potential for capital appreciation.